Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

FST Corp. (the “Company”) was incorporated under the laws of the Cayman Islands on November 24, 2023. The Company and its subsidiary, FST Merger Ltd., Femco Steel Technology Co., Ltd. (“FST”) and FST’s subsidiaries (collectively, the “Group”) are principally engaged in developing, producing and selling of golf shafts and other sports equipment.

FST Merger Ltd., wholly owned by the Company, was incorporated under the laws of the Cayman Islands on November 27, 2023, was formed for the purpose of effecting a merger between Chenghe Acquisition I Co. (“Chenghe”), FST and certain other affiliated entities through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on December 22, 2023.

FST, 99.34% owned by the Company, was incorporated under the law of Taiwan with limited liability on May 18, 1976.

FST America, Inc., wholly owned by FST, was incorporated on September 9, 2015 in Colorado, US.

FST Japan LLC, wholly owned by FST America, Inc., was incorporated on September 16, 2020 in Japan.

FST Restructuring

To maximize the Company’s control over FST’s business and operations after the closing of Business Combination and enhance the efficiency of future fundraising, the parties intend to have each existing FST’s shareholder exchange the company shares held by it, him or her with the Company’s ordinary shares, so that at the closing of Business Combination, the Company will be the sole shareholder of FST. Pursuant to the Business Combination agreement, the Company shall have acquired at least 90% of all issued and outstanding FST’s ordinary shares on or prior to the closing of Business Combination.

The Company undertook the following steps to affect FST Restructuring:

●	Formation of FST Corp. and FST Merger Ltd.

●	Each existing shareholder of FST exchanged their FST’s ordinary shares with FST Corp.’s ordinary shares. The Company purchased the issued and outstanding shares of FST from its existing shareholders, and the existing shareholders of FST subsequently subscribe the 37,749,381 shares issued by the Company. Through the shares exchange, as of December 31, 2024, FST Corp. obtained 99.34% of the equity interests of FST.

●	At the FST Restructuring closing and immediately following the issuance of the Company’s ordinary shares to initial FST’s shareholders, each initial FST Corp.’s shareholder prior to the FST Restructuring will surrender all of its FST Corp.’s ordinary shares that were issued and outstanding immediately for no consideration to FST Corp. and all such shares of FST Corp. will be cancelled.

Immediately before and after the FST Restructuring as described above, FST Corp. together with its subsidiaries were effectively controlled by the same controlling shareholders; therefore, the FST Restructuring was accounted for as a recapitalization.

Business Combination

On January 15, 2025 (the “Closing Date”), the Company completed the Business Combination, pursuant to the terms of the Business Combination agreement, FST Merger Ltd. merged with and into Chenghe with Chenghe being the surviving company and as a direct, wholly owned subsidiary of the Company, and Chenghe changed its name to “FST Ltd.”.

In connection with the closing of the Business Combination, the Company’s shares began trading on The Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbol “KBSX” on January 16, 2025.

Unless the context otherwise requires, the information below pertains to the Group, the pre-Business Combination companies since January 15, 2025. Please refer to Note 16 Subsequent Events for further discussion of the Business Combination.